UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

Center Coast Brookfield MLP & Energy Infrastructure Fund

Brookfield Place, 250 Vesey Street

New York, New York 10281-1023

(855) 777-8001

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22843

1.	Title of the class of securities of Center Coast Brookfield MLP & Energy Infrastructure Fund (the “Fund”) to be redeemed:

Series A Mandatory Redeemable Preferred Shares, liquidation preference $25,000 per share (CUSIP 1514612#6) (the “Shares”).

2.	The date on which the securities are to be called or redeemed:

March 30, 2020

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 3(a)(iii) of the Fund’s Statement of Preferences.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund will redeem 1,254 of its outstanding Shares having an aggregate principal amount of $31,350,000.

The number of Shares being redeemed will be allocated pro rata among the holders of Shares in proportion to the number of Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 25th day of March, 2020.

CENTER COAST BROOKFIELD MLP &

ENERGY INFRASTRUCTURE FUND

By: /s/ Brian F. Hurley

Name: Brian F. Hurley

Title: President